Discontinued Operations (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Operating expenses:
(Loss) income from discontinued operations	$ (1,784,000)	$ 1,594,000	$ 197,000	$ 3,418,000
Disposal by sale | Overall business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Net	3,450,000	12,002,000	17,138,000	21,688,000	$ 48,013,000	$ 33,139,000
Cost of revenue	5,038,000	8,956,000	15,535,000	15,442,000	36,452,000	27,970,000
Gross profit (loss)	(1,587,000)	3,046,000	1,603,000	6,246,000	11,561,000	5,169,000
Operating expenses:
Salaries, wages and payroll taxes	152,000	898,000	658,000	1,752,000	3,032,000	2,442,000
Commissions	45,000	554,000	748,000	1,076,000	2,532,000	1,501,000
Total operating expenses	197,000	1,452,000	1,406,000	2,828,000	5,564,000	3,943,000
Operating income from discontinued operations					5,997,000	1,226,000
(Loss) income from discontinued operations	(1,784,000)	1,594,000	197,000	3,418,000	5,997,000	1,226,000
Revenues, Gross	26,300,000	74,400,000	120,400,000	139,400,000	313,300,000	210,300,000
Worksite employee payroll cost	$ 22,800,000	$ 62,400,000	$ 103,300,000	$ 117,700,000	$ 265,300,000	$ 177,200,000